Shareholder Report	12 Months Ended
Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	KKR Real Estate Select Trust Inc.
Entity Central Index Key	0001803958
Document Period End Date	Dec. 31, 2024